Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 856,558	$ 659,442
Accrued expenses (Note 4)	873,750	1,081,173
Total accounts payable and accrued liabilities	$ 1,730,308	$ 1,740,615